Statutory Prospectus Supplement dated September 23, 2020
The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for the Fund listed below:
Invesco Emerging Markets Select Equity Fund
This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.
The following information is added under the heading “Fund Summary – Principal Investment Strategies of the Fund”:
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The following information is added under the heading “Fund Summary – Principal Risks of Investing in the Fund”:
Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.
The following information is added under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies”:
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The following information is added under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Risks”:
Non-Diversification Risk. The Fund is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can.  Because a large percentage of the Fund’s assets may be invested in a limited number of issuers, a change in the value of one or a few issuers’ securities will affect the value of the Fund more than would occur in a diversified fund.
EME-STATPRO-SUP

Statement of Additional Information Supplement dated September 23, 2020
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information (“SAI”) for the Fund listed below:
Invesco Emerging Markets Select Equity Fund
This supplement amends the SAI of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the SAI and retain it for future reference.
The following information replaces in its entirety the first paragraph appearing under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Classification”:
The Trust is an open-end management investment company. The following Funds are “diversified” for purposes of the 1940 Act: Invesco All Cap Market Neutral Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Developing Markets Fund, Invesco Endeavor Fund, Invesco Global Targeted Returns Fund, Invesco Greater China Fund, Invesco Health Care Fund, Invesco Pacific Growth Fund, Invesco Select Companies Fund, Invesco U.S. Managed Volatility Fund and Invesco World Bond Factor Fund. Invesco Emerging Markets Select Equity Fund and Invesco Macro Allocation Strategy Fund are "non-diversified" for purposes of the 1940 Act, which means these Funds can invest a greater percentage of their assets in a small number of issuers or any one issuer than a diversified fund can.
The following information replaces the first sentence of fundamental restriction number (1) under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Fund Policies – Fundamental Restrictions”:
(1) The Fund (except for Invesco Emerging Markets Select Equity Fund and Invesco Macro Allocation Strategy Fund) is a "diversified company" as defined in the 1940 Act.
The following information replaces the first paragraph of non-fundamental restriction number (1) under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Fund Policies – Non-Fundamental Restrictions”:
(1) In complying with the fundamental restriction regarding issuer diversification, the Fund (except for Invesco Emerging Markets Select Equity Fund and Invesco Macro Allocation Strategy Fund) will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions.
AIF-SOAI-SUP
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